Other Receivables (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable Net Current [Abstract]
Provision for doubtful debt	$ (19)	$ (12)
Nontrade Receivable Currents [Abstract]
Prepayments and accrued income	60	52
Interest receivable	9	2
Exploration debtors	11	0
Deferred loan fees	0	15
Other Receivables	6	5
Total Other	$ 86	$ 74